Note 5 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
5.	Intangible assets, net

Intangible assets consist of the acquired intangible assets and the self-developed software. Amortization expense for intangible assets was $1.4 million for the year ended December 31, 2022. There was no amortization expense for intangible assets for the year ended December 31, 2021.

As of December 31, 2022, estimated future amortization expense for the intangible assets reflected above was as follows:

Year Ending December 31:	(in thousands)
2023	$1,981
2024	1,869
2025	1,480
2026	1,135
2027	1,132
Thereafter	3,482
Total intangible assets subject to amortization	$11,079

A summary of the balances of the Company’s intangible assets as of December 31, 2022 and 2021 is presented below:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life
			December 31, 2022			December 31, 2021
	(in thousands)						(in years)
Technology and software, net	6,842	(777)	6,065	—	—	—	6.9
Customer related assets, net	4,799	(477)	4,322	—	—	—	9.4
Content, net	830	(138)	692	—	—	—	3.0
Total	$12,471	$(1,392)	$11,079	$—	$—	$—	7.6